Debt - Institutional Secured Term & Secured Portfolio Loans (Details) - Secured $ in Thousands	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($)	Nov. 05, 2021 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 9,814,176	$ 11,191,782
Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	264
Amount outstanding	$ 7,499,339	8,428,534
Weighted average interest rate	5.44%
Setanta
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	78
Amount outstanding	$ 2,000,000	2,000,000
Weighted average interest rate	6.73%
Amount outstanding			$ 2,000,000
Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	71
Amount outstanding	$ 1,050,000	1,050,000
Weighted average interest rate	6.48%
Celtago & Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	24
Amount outstanding	$ 731,480	869,550
Weighted average interest rate	4.14%
Cesium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	15
Amount outstanding	$ 658,580	726,398
Weighted average interest rate	5.27%
Goldfish
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Amount outstanding	$ 560,084	616,649
Weighted average interest rate	6.13%
Scandium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	10
Amount outstanding	$ 517,577	573,770
Weighted average interest rate	5.31%
Rhodium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	11
Amount outstanding	$ 459,599	506,202
Weighted average interest rate	4.27%
Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	42
Amount outstanding	$ 1,522,019	$ 2,085,965
Weighted average interest rate	3.85%